Related party transactions (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Balance Due from and Due to Related Parties
Due from Related Parties	$ 596,575	$ 0
Account receivables-Jia He Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	5,560	0
Account receivables-URBN Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	2,605	0
Other receivables - Mr. Roche [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	40,196	13,862
Other receivables - IS seafood [Member]
Balance Due from and Due to Related Parties
Due to Related Parties	0	6,042
Loan receivables - Cachet Hotel [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	10,050,054	3,628,415
Advance to suppliers - IS Seafood [Member]
Balance Due from and Due to Related Parties
Due from Related Parties	$ 596,575	$ 0